Note 8 - Staff Numbers and Costs	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
8.
            Staff numbers and costs

The average number of employees (including directors) during the year was:

	2019	2018	2017
Sales and Business Development	9	9	5
Central Services & Management	32	37	12
Production	138	148	26
Total	179	194	43

Their aggregate remuneration costs comprised:

(US dollars in thousands)	2019	2018	2017
Salaries, wages and incentives	14,327	14,299	5,605
Social security costs	1,044	834	398
Pension contributions	788	848	196
Short-term compensated absences	1,254	996	403
Total	17,412	16,977	6,602

Directors’ emoluments were
$611,450
(
2018:
$1,130,570;
2017:
$1,704,809
) of which the highest paid director received
$254,084
(
2018:
$407,682;
2017:
$1,297,504
). Director emoluments include employer social security costs.

Key Management Personnel:

(US dollars in thousands)	2019	2018	2017
Salaries, wages and incentives	2,354	2,281	3,014
Social security costs	176	217	194
Pension contributions	45	64	39
Equity incentives	130
Short-term compensated absences	-	13	101
Total	2,705	2,575	3,348

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended
March 31, 2019,
was
10
(
2018:
11;
2017:
11
).